Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Notes Payable Due June One Two Thousand And Twenty Three [Member]
Intangible Assets, Net [Line Items]
Maturity date					Jun. 01, 2030
Interest rate					2.00%
Claims Cost Recovery Rights [Member]
Intangible Assets, Net [Line Items]
Intangible assets paid for with cash					$ 150
Amortization expense	$ 66,000	$ 47	$ 92,500	$ 114	164	$ 125
Purchase of CCRAs					84,000
Issuance of notes payable					$ 500
Issuance Value Of Shares	10,000		10,000
Claims Cost Recovery Rights [Member] | Series MRCS LLC [Member]
Intangible Assets, Net [Line Items]
Finite-lived Intangible Assets Acquired	48,200
Additional Finite Lived Intangible Assets Acquired	12,700
Payments to Acquire Businesses, Gross			2,700
Minimum Required Issuance Value Within One Year To Avoid Additional Cash Or Equity Payments	10,000		10,000
Difference Between Fair Value And Issuance Value Of Shares	8,700		8,700
Claims Cost Recovery Rights [Member] | Series MRCS LLC [Member] | Common Class A [Member]
Intangible Assets, Net [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 10,000		$ 10,000